SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 105.0%

Australia – 4.6%
ALS	100,000	$541,310
Bravura Solutions	304,100	849,745
Cochlear	4,500	632,209
Hansen Technologies	696,216	1,776,264
IPH	202,847	1,192,500
Steadfast Group	156,000	373,787
Technology One	100,000	484,614
Total		5,850,429

Austria – 0.6%
Mayr-Melnhof Karton	2,500	300,826
Rhi Magnesita	8,900	444,286
Total		745,112

Brazil – 2.4%
B3-Brasil, Bolsa, Balcao	32,847	344,918
OdontoPrev	200,000	777,867
Tegma Gestao Logistica	42,400	319,407
TOTVS	80,795	1,122,782
Yduqs	49,400	428,971
Total		2,993,945

Canada – 11.9%
Agnico Eagle Mines [1,2]	10,000	536,100
Alamos Gold Cl. A	200,000	1,162,396
Altus Group	46,200	1,393,131
Computer Modelling Group	283,000	1,305,152
E-L Financial	1,300	736,963
EnWave [3]	294,400	424,428
FirstService Corporation	10,300	1,056,471
Franco-Nevada [1,2]	12,700	1,157,732
Genworth MI Canada	13,000	516,134
Major Drilling Group International [3]	336,000	1,623,127
Morneau Shepell	31,500	783,666
Pan American Silver [2]	31,800	498,624
Pason Systems	98,500	1,200,721
People [3]	39,700	270,890
Questor Technology [3]	30,000	98,728
Sprott	520,600	1,226,004
Stella-Jones	37,000	1,081,081
Total		15,071,348

China – 0.9%
A-Living Services	213,900	495,062
TravelSky Technology	300,000	623,142
Total		1,118,204
Denmark – 0.4%
SimCorp	6,000	526,865
Total		526,865

France – 3.1%
Esker	1,000	87,196
Gaztransport Et Technigaz	6,500	643,643
Interparfums	17,600	753,897
Lectra	14,000	276,193
Neurones	32,500	758,060
Robertet	700	560,017
Thermador Groupe	13,500	812,231
Total		3,891,237

Germany – 4.2%
Amadeus Fire	6,000	663,126
AURELIUS Equity Opportunities	10,800	445,668
Carl Zeiss Meditec	6,500	741,057
CompuGroup Medical	10,000	601,652
MorphoSys [3]	6,000	661,164
Norma Group	25,800	894,801
PATRIZIA	25,900	481,317
STRATEC	10,000	782,584
Total		5,271,369

Greece – 1.2%
Mytilineos	105,000	1,095,809
Sarantis	43,100	380,512
Total		1,476,321

Hong Kong – 0.6%
Value Partners Group	1,405,800	708,487
Total		708,487

India – 2.6%
AIA Engineering	22,500	566,716
Bajaj Finance	22,500	1,285,477
Cyient	75,000	492,054
Muthoot Finance	55,000	528,318
SH Kelkar & Company [3]	200,000	389,452
Total		3,262,017

Indonesia – 0.4%
Selamat Sempurna	5,500,000	548,257
Total		548,257

Israel – 2.4%
Nova Measuring Instruments [2,3]	19,800	629,046
Tel Aviv Stock Exchange [3]	771,200	2,389,306
Total		3,018,352

Italy – 1.4%
Avio	18,300	237,358
Carel Industries	65,000	962,099
DiaSorin	5,000	581,489
Total		1,780,946

Japan – 8.4%
As One	9,000	744,971
Benefit One	42,500	802,636
Cosel	90,000	853,179
Daifuku	17,500	901,503
eGuarantee	7,600	104,660
EPS Holdings	19,800	234,579
Fujitec	50,000	643,699
Fukui Computer Holdings	22,000	500,125
Harmonic Drive Systems	12,000	521,619
Meitec Corporation	17,500	856,185
Morningstar Japan KK	150,000	507,746
NSD	25,000	717,919
Pigeon	16,400	675,718
Prestige International	71,000	563,403
SCSK	8,300	389,188
TechnoPro Holdings	4,500	266,358
TKC Corporation	15,000	649,249
USS	14,900	288,974
UT Group	17,100	365,169
Total		10,586,880

Mexico – 0.6%
Becle	200,000	294,011
Bolsa Mexicana de Valores	250,000	471,901
Total		765,912

Netherlands – 1.1%
IMCD	9,000	665,578
Intertrust	35,000	684,380
Total		1,349,958

New Zealand – 0.9%
Fisher & Paykel Healthcare	70,654	765,413
Gentrack Group	100,000	328,129
Total		1,093,542

Norway – 1.1%
TGS-NOPEC Geophysical	57,500	1,459,360
Total		1,459,360

Russia – 0.3%
Globaltrans Investment GDR	42,000	361,200
Total		361,200

Singapore – 0.7%
Midas Holdings [3,4]	400,000	0
XP Power	30,000	888,964
Total		888,964

South Africa – 1.0%
Coronation Fund Managers	70,800	194,893
Hudaco Industries	65,000	450,129
PSG Group	25,000	348,564
Transaction Capital	201,900	295,284
Total		1,288,870

South Korea – 0.4%
Koh Young Technology	6,700	497,956
Total		497,956

Spain – 0.3%
Applus Services	30,000	389,112
Total		389,112

Sweden – 6.6%
Addtech Cl. B	12,500	325,069
Alimak Group	30,000	396,178
Biotage	50,000	519,603
Bravida Holding	70,000	614,026
BTS Group	20,000	388,458
Bufab	39,300	410,404
CTT Systems	25,000	399,226
Dometic Group	55,000	431,438
Hexpol	110,000	844,215
Lagercrantz Group	54,000	687,888
Loomis Cl. B	12,500	439,352
Medcap [3]	50,000	706,010
Mycronic	82,700	1,024,084
OEM International Cl. B	16,500	357,018
Scandi Standard	55,500	388,453
Swedol Cl. B	115,000	432,241
Total		8,363,663

Switzerland – 5.7%
Bossard Holding	2,200	302,871
Burkhalter Holding	9,000	649,266
Coltene Holding	7,500	611,693
dormakaba Holding	600	386,854
Forbo Holding	300	445,469
Inficon Holding	500	324,132
Kardex	9,100	1,256,430
LEM Holding	450	536,546
Partners Group Holding	1,100	844,026
VAT Group	5,600	706,137
VZ Holding	3,600	1,074,896
Total		7,138,320

Thailand – 0.1%
Krungthai Card	64,200	89,735
Total		89,735

Ukraine – 0.2%
MHP GDR	30,000	262,800
Total		262,800

United Kingdom – 9.9%
Abcam	60,000	844,701
Advanced Medical Solutions Group	90,000	272,776
Ashmore Group	228,300	1,420,373
Clarkson	15,600	469,934
Computacenter	24,500	389,503
Consort Medical	57,500	533,071
Croda International	11,226	670,822
Diploma	35,000	715,659
DiscoverIE Group	100,000	528,706
Eckoh	248,000	144,079
FDM Group Holdings	81,500	740,539
Ferroglobe (Warranty Insurance Trust) [3,4]	41,100	0
Johnson Service Group	175,000	374,398
Jupiter Fund Management	36,000	157,313
Keystone Law Group	61,200	387,529
Marlowe [3]	70,000	379,562
Mortgage Advice Bureau Holdings	56,600	385,542
Polypipe Group	125,000	623,382
Porvair	50,000	373,783
Restore	65,000	326,077
Rotork	125,000	478,756
RWS Holdings	65,300	471,300
Sabre Insurance Group	66,900	242,658
Spirax-Sarco Engineering	8,000	771,665
Victrex	25,500	676,609
WANdisco [3]	26,800	138,398
Total		12,517,135

United States – 30.8%
Air Lease Cl. A [1,2]	27,060	1,131,649
Boku [3]	94,800	115,979
Brooks Automation [1,2]	21,700	803,551
Cabot Microelectronics	10,300	1,454,463
Chicken Soup For The Soul Entertainment Cl. A [3]	20,000	194,000
CIRCOR International [3]	21,400	803,570
Cognex Corporation [2]	10,748	528,049
Coherent [1,2,3]	3,600	553,392
Colfax Corporation [3]	42,900	1,246,674
Diodes [1,2,3]	20,500	823,075
FLIR Systems [2]	56,700	2,981,853
Helios Technologies [2]	24,639	999,604
Innospec [1,2]	12,457	1,110,417
Kadant [2]	7,800	684,762
KBR [2]	64,600	1,585,284
Kirby Corporation [1,2,3]	32,900	2,703,064
KKR & Co. Cl. A [2]	50,000	1,342,500
Lazard Cl. A	27,400	959,000
Lindsay Corporation [1,2]	13,700	1,272,045
Littelfuse	4,000	709,240
ManpowerGroup [2]	8,800	741,312
Mesa Laboratories	4,300	1,022,411
Morningstar	7,200	1,052,208
Nanometrics [1,2,3]	32,000	1,043,840
National Instruments [2]	15,200	638,248
PAR Technology [3]	38,391	912,554
Popular [2]	13,100	708,448
Quaker Chemical [1,2]	11,069	1,750,452
Raven Industries	40,000	1,338,400
Rudolph Technologies [3]	15,600	411,216
SEACOR Holdings [1,2,3]	20,200	950,814
SEACOR Marine Holdings [3]	20,309	255,284
SEI Investments [2]	27,600	1,635,438
Standard Motor Products	11,200	543,760
Tennant Company [2]	11,600	820,120
Virtu Financial Cl. A [1,2]	124,300	2,033,548
Webster Financial	19,700	923,339
Total		38,783,563

Uruguay – 0.2%
Arcos Dorados Holdings Cl. A [2]	46,800	314,496
Total		314,496

TOTAL COMMON STOCKS
(Cost $116,584,759)		132,414,355

PREFERRED STOCK– 0.6%
Germany – 0.6%
FUCHS PETROLUB	18,500	694,854
(Cost $802,646)		694,854

REPURCHASE AGREEMENT – 0.6%
Fixed Income Clearing Corporation, 0.35% dated 9/30/19, due 10/1/19, maturity value $764,007 (collateralized by obligations of various U.S. Government Agencies, 2.25% due 8/15/27, valued at $781,048) (Cost $764,000)		764,000

TOTAL INVESTMENTS – 106.2%
(Cost $118,151,405)		133,873,209

LIABILITIES LESS CASH AND OTHER ASSETS – (6.2)%		(7,807,105)

NET ASSETS – 100.0%		$126,066,104

GDR – Global Depository Receipt

[1]	At September 30, 2019, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $5,621,921.
[2]

All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2019. Total market value of pledged securities at September 30, 2019, was $19,009,781.

[3]	Non-income producing.
[4]

Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $118,178,191. At September 30, 2019, net unrealized appreciation for all securities was $15,695,018, consisting of aggregate gross unrealized appreciation of $24,226,411 and aggregate gross unrealized depreciation of $8,531,393. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3 –

significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$132,414,355	$ –	$0	$132,414,355
Preferred Stocks	694,854	–	–	694,854
Repurchase Agreement	–	764,000	–	764,000

Level 3 Reconciliation:

	Balance as of 12/31/18	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/19
Common Stocks	$42,261	$ –	$ –	$ –	$(42,261)	$ 0

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2019 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2019, the Fund has outstanding borrowings of $8,000,000. During the period ended September 30, 2019, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 179-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).